Schedule of summarizes the warrants activity (Details) - Warrants [member] - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding, Beginning Balance	99,614	117,312	63,162
Weighted Average Exercise Price, Opening Balance	$ 66.69	$ 52.00	$ 51.09
Issuance of Octagon Warrants	19,231
Issuance of Octagon Warrants Per Share	$ 13.00
Issuance of Agents Warrants		6,615
Issuance of Agents Warrants, Per Share		$ 34.71
Issuance of Incentive Warrants			5,769
Issuance of Incentive Warrants, Per Share			$ 39.00
Issuance of Incentive Warrants 1			5,769
Issuance of Incentive Warrants 1, Per Share			$ 52.00
Issuance of Incentive Warrants 2			5,769
Issuance of Incentive Warrants 2, Per Share			$ 65.00
Issuance of Performance Warrants		7,692
Issuance of Performance Warrants		$ 26.00
Issuance of Performance Warrants 1		7,692
Issuance of Performance Warrants 1, Per Share		$ 32.50
Issuance of Performance Warrants 2		7,692
Issuance of Performance Warrants 2, Per Share		$ 39.00
Issuance of Settlement Warrants		153,846	38,462
Issuance of Settlement Warrants, Per Share		$ 19.50	$ 32.50
Exercised			(1,619)
Exercised, Per Share			$ 19.50
Expired	(7,692)	(2,462)
Expired, Per Share	$ 26.00	$ 16.25
Expired 1	(7,692)	(39,433)
Expired 1, Per Share	$ 32.50	$ 19.50
Expired 2	(7,692)	(5,494)
Expired 2, Per Share	$ 39.00	$ 29.25
Expired 3	(5,769)
Expired 3, Per Share	$ 39.00
Expired 4	(5,769)
Expired 4, Per Share	$ 52.00
Expired 5	(5,769)
Expired 5, Per Share	$ 65.00
Cancellation of Settlement Warrants		(153,846)
Cancellation of Settlement Warrants, Per Share		$ 19.50
Number of Warrants Outstanding, Ending Balance	78,462	99,614	117,312
Weighted Average Exercise Price, Ending Balance	$ 44.03	$ 66.69	$ 52.00